SHARE-BASED COMPENSATION (Details) - Schedule of unvested restricted stock units roll forward	6 Months Ended
Jun. 30, 2021 $ / shares shares
Time-based Restricted Share Units [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of unvested restricted stock units roll forward [Line Items]
Restricted Share Units, Unvested, beginning balance | shares	78,634
Weighted-Average Grant Date Fair Value, Unvested, beginning price | $ / shares	$ 3.25
Restricted Share Units, Granted | shares	365,300
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 14.04
Restricted Share Units, Vested | shares	(12,824)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 8.66
Restricted Share Units, Canceled/forfeited | shares	(6,219)
Weighted-Average Grant Date Fair Value, Canceled/forfeited | $ / shares	$ 13.89
Restricted Share Units, Unvested, ending balance | shares	424,891
Weighted-Average Grant Date Fair Value, Unvested, ending balance | $ / shares	$ 12.28
Market-based Restricted Share Units [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of unvested restricted stock units roll forward [Line Items]
Restricted Share Units, Unvested, beginning balance | shares
Weighted-Average Grant Date Fair Value, Unvested, beginning price | $ / shares
Restricted Share Units, Granted | shares	1,038,718
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 13.89
Restricted Share Units, Canceled/forfeited | shares	(20,666)
Weighted-Average Grant Date Fair Value, Canceled/forfeited | $ / shares	$ 4.02
Restricted Share Units, Unvested, ending balance | shares	1,018,052
Weighted-Average Grant Date Fair Value, Unvested, ending balance | $ / shares	$ 13.89